Other revenues (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Other Revenues
Noncontrolling interests without SEI	388	249
Loans held-for-sale	0	(3)
Long-lived assets held-for-sale	25	(22)
Equity method investments	110	60
Other investments	201	102
Other	454	274
Other revenues	1,178	660